Accrued Expenses and Other Liabilities - Additional Information (Detail) (Credit card) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR
Other Liabilities [Line Items]
Unamortized annual fees	$ 2.9	176.3